Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of Vipshop Information's total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations

	As of December 31,
	2013	2014
	$	$
Total assets	631,848,860	810,442,063
Current Liabilities:
Accounts payable	(70,026)	(1,207,182)
Advance from customers	(131,781,751)	(196,213,904)
Accrued expenses and other current liabilities	(101,097,647)	(152,160,878)
Amounts due to related parties	(1,369,767)	(464,773)
Deferred income	(20,592,249)	(28,836,599)

Total current liabilities	(254,911,440)	(378,883,336)

Total liabilities	(254,911,440)	(378,883,336)

Total equity	376,937,420	431,558,727

	Year ended December 31,
	2012	2013	2014
	$	$	$
Net revenues	691,975,575	1,694,782,751	3,066,493,585
Total operating expenses	(70,858,631)	(204,766,265)	(370,318,885)
Net (loss) income	8,058,229	(1,946,318)	26,586,960

Schedule of classification and estimated useful lives of plant and equipment

Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

Schedule of the estimated economic useful life
Classification	Estimated useful life
Customer relationship	5 years
Trademarks	2 - 5 years
Non-compete agreement	3 years
Domain name	2 - 3 years